Stock Based Compensation - Additional Information (Detail) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for awards under the Long-Term Incentive Plan	119,600,000
Share-based compensation	$ 0.3	$ 0.4	$ 0.7
Percentage of fair market value of Verizon common stock on the grant date	100.00%
Period of stock option life following date of grant, in years	10 years
Vesting period of stock options, in years	3 years
Restricted Stock Units and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to the unvested portion of RSUs and PSUs	0.4
Weighted-average period of unrecognized compensation expense related to the unvested portion of RSUs and PSUs (in years)	2 years
Payments made to settle compensation classified as liability awards	$ 0.6	$ 1.1	$ 0.6
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per unit	$ 47.23	$ 47.96
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding	0